Employee Benefit Plans (Summary Of Unfunded Supplemental Executive Retirement Plan) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Cash surrender values	$ 2.1	$ 2.1	$ 2.0